Details of Significant Accounts - Schedule of other current assets (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Details of Significant Accounts
Prepaid expenses	$ 2,761	$ 3,773
Others	71	269
Total	$ 2,832	$ 4,042